Long-term Debt - Initial Secured Credit Facilities (Details) - USD ($) $ in Thousands		12 Months Ended
	May 26, 2016	Dec. 31, 2015
Initial First Lien Credit Facilities | Term loan
Long-term debt
Frequency of periodic payment		quarterly
Principal payment		$ 2,025
Frequency of interest payments, option one		1 month
Frequency of interest payments, option two		2 months
Frequency of interest payments, option three		3 months
Frequency of interest payments, option four		6 months
Interest rate in effect at end of period (as a percent)		4.50%
Initial First Lien Credit Facilities | Term loan | ABR Loans | Alternate Base Rate
Long-term debt
Basis spread on variable rate (as a percent)	2.25%	2.50%
Initial First Lien Credit Facilities | Term loan | ABR Loans | Alternate Base Rate | Minimum
Long-term debt
Interest rate (as a percent)		2.00%
Initial First Lien Credit Facilities | Term loan | ABR Loans | Federal Funds Effective Rate
Long-term debt
Basis spread on variable rate (as a percent)		0.50%
Initial First Lien Credit Facilities | Term loan | ABR Loans | LIBOR
Long-term debt
Basis spread on variable rate (as a percent)		1.00%
Initial First Lien Credit Facilities | Term loan | LIBOR Loans | LIBOR
Long-term debt
Basis spread on variable rate (as a percent)	3.25%	3.50%
Initial First Lien Credit Facilities | Term loan | LIBOR Loans | LIBOR | Minimum
Long-term debt
Interest rate (as a percent)		1.00%
Initial First Lien Credit Facilities | Revolver
Long-term debt
Frequency of interest payments, option one		1 month
Frequency of interest payments, option two		2 months
Frequency of interest payments, option three		3 months
Frequency of interest payments, option four		6 months
Interest rate in effect at end of period (as a percent)		4.00%
Commitment fee on unused capacity (as a percent)		0.375%
Amount outstanding		$ 0
Initial First Lien Credit Facilities | Revolver | Minimum
Long-term debt
Commitment fee on unused capacity (as a percent)		0.375%
Initial First Lien Credit Facilities | Revolver | Maximum
Long-term debt
Commitment fee on unused capacity (as a percent)		0.50%
Initial First Lien Credit Facilities | Revolver | ABR Loans | Alternate Base Rate | Minimum
Long-term debt
Basis spread on variable rate (as a percent)		1.75%
Initial First Lien Credit Facilities | Revolver | ABR Loans | Alternate Base Rate | Maximum
Long-term debt
Basis spread on variable rate (as a percent)		2.25%
Initial First Lien Credit Facilities | Revolver | ABR Loans | Federal Funds Effective Rate
Long-term debt
Basis spread on variable rate (as a percent)		0.50%
Initial First Lien Credit Facilities | Revolver | ABR Loans | LIBOR
Long-term debt
Basis spread on variable rate (as a percent)		1.00%
Initial First Lien Credit Facilities | Revolver | LIBOR Loans | LIBOR | Minimum
Long-term debt
Basis spread on variable rate (as a percent)		2.75%
Interest rate (as a percent)		1.00%
Initial First Lien Credit Facilities | Revolver | LIBOR Loans | LIBOR | Maximum
Long-term debt
Basis spread on variable rate (as a percent)		3.25%
Initial First Lien Credit Facilities | Letters of credit
Long-term debt
Amount outstanding		$ 3,526
Initial Second Lien Credit Facilities | Term loan
Long-term debt
Frequency of interest payments, option one		1 month
Frequency of interest payments, option two		2 months
Frequency of interest payments, option three		3 months
Frequency of interest payments, option four		6 months
Interest rate in effect at end of period (as a percent)		8.00%
Initial Second Lien Credit Facilities | Term loan | ABR Loans | Alternate Base Rate
Long-term debt
Basis spread on variable rate (as a percent)	5.75%	6.00%
Initial Second Lien Credit Facilities | Term loan | ABR Loans | Alternate Base Rate | Minimum
Long-term debt
Interest rate (as a percent)		2.00%
Initial Second Lien Credit Facilities | Term loan | ABR Loans | Federal Funds Effective Rate
Long-term debt
Basis spread on variable rate (as a percent)		0.50%
Initial Second Lien Credit Facilities | Term loan | ABR Loans | LIBOR
Long-term debt
Basis spread on variable rate (as a percent)		1.00%
Initial Second Lien Credit Facilities | Term loan | LIBOR Loans | LIBOR
Long-term debt
Basis spread on variable rate (as a percent)	6.75%	7.00%
Initial Second Lien Credit Facilities | Term loan | LIBOR Loans | LIBOR | Minimum
Long-term debt
Interest rate (as a percent)		1.00%